Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Equity
(a)	Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2016	221,809
Exercise of share options	58

Common shares outstanding at December 31, 2016	221,867
Exercise of warrants (Note 17e)	4,000
Exercise of share options	1,133

Common shares outstanding at December 31, 2017	227,000

Summary of Share Purchase Warrants
(b)	Share Purchase Warrants

	Warrants (thousands)	Exercise price
Outstanding at January 1, 2017	4,000	0.51
Issued (Note 18)	3,000	2.74
Exercised	(4,000)	0.51

Outstanding at December 31, 2017	3,000	2.74